Revenue - Schedule of Net Operating Revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue from supply of energy (a)	R$ 34,341	R$ 31,671	R$ 30,158
Revenue from use of the electricity distribution systems (TUSD)	5,134	4,417	3,685
CVA and Other financial components (1)	423	(213)	(1,147)
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (note 19)	513	1,909	2,360
Transmission revenue (b)
Operation and maintenance revenue	383	373	413
Transmission construction revenue (c)	425	242	407
Interest revenue arising from the financing component in the transmission contract asset (c) (Note 15)	433	524	575
Generation indemnity revenue (Note 14.1)	86	93	47
Distribution construction revenue	4,712	3,899	3,246
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession	104	149	39
Revenue on financial updating of the Concession Grant Fee (e)	447	412	467
Transactions in energy on the CCEE	92	146	183
Mechanism for the sale of surplus	0	(4)	453
Supply of gas	3,919	4,139	4,529
Fine for violation of service continuity indicator	(157)	(139)	(94)
PIS/Pasep and Cofins credits to be refunded to consumers	0	0	(830)
Other operating revenues (c)	2,906	2,316	2,658
Deductions on revenue (d)	(13,941)	(13,084)	(12,686)
Revenue	R$ 39,820	R$ 36,850	R$ 34,463